Commitments and Contingent Liabilities - Schedule of Minimum Annual Rental Payments, under Non-Cancelable Lease Agreements (Detail) $ in Thousands	Mar. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
3/31/2024	$ 1,768
3/31/2025	1,407
3/31/2026	874
Total minimum annual rental payments, under non-cancelable lease agreements	$ 4,049